Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 95.8%
	Aerospace & Defense: 2.2%
1,067,325	AI Convoy (Luxembourg) S.A.R.L USD Term Loan B, 4.650%, (US0006M + 3.500%), 01/17/27	$ 1,022,631	0.2
1,295,000	Amentum Government Services Holdings LLC Term Loan B, 4.178%, (US0001M + 4.000%), 02/01/27	1,278,812	0.2
3,996,914	American Airlines, Inc. 2018 Term Loan B, 1.934%, (US0001M + 1.750%), 06/27/25	2,791,177	0.5
390,000	Delta Air Lines, Inc. 2020 Term Loan B, 5.750%, (US0003M + 4.750%), 04/29/23	383,760	0.1
1,979,250	KBR, Inc. 2020 Term Loan B, 2.928%, (US0001M + 2.750%), 02/05/27	1,944,613	0.3
2,246,428	Maxar Technologies Ltd. Term Loan B, 2.930%, (US0001M + 2.750%), 10/04/24	2,114,451	0.3
1,219,167	Science Applications International Corporation 2020 Incremental Term Loan B, 2.428%, (US0001M + 2.250%), 03/12/27	1,194,174	0.2
2,980,013	TransDigm, Inc. 2020 Term Loan E, 2.428%, (US0001M + 2.250%), 05/30/25	2,693,806	0.4
		13,423,424	2.2

	Auto Components: 0.5%
3,063,076	Broadstreet Partners, Inc. 2020 Term Loan B, 3.428%, (US0001M + 3.250%), 01/27/27	2,930,022	0.5

	Automotive: 3.5%
1,675,548	American Axle and Manufacturing, Inc. Term Loan B, 3.000%, (US0001M + 2.250%), 04/06/24	1,595,960	0.3
1,382,500	Autokiniton US Holdings, Inc. Term Loan, 5.928%, (US0001M + 5.750%), 05/22/25	1,320,288	0.2
811,999	Belron Finance US LLC 2018 Term Loan B, 2.934%, (US0003M + 2.500%), 11/13/25	789,669	0.1
3,266,766	Belron Finance US LLC 2019 USD Term Loan B, 3.260%, (US0003M + 2.500%), 10/30/26	3,171,484	0.5
306,371	Belron Finance US LLC USD Term Loan B, 2.974%, (US0003M + 2.500%), 11/07/24	297,945	0.0
1,393,901	Bright Bidco B.V. 2018 Term Loan B, 4.572%, (US0003M + 3.500%), 06/30/24	607,741	0.1
597,000	Dealer Tire, LLC 2020 Term Loan B, 4.428%, (US0001M + 4.250%), 12/12/25	572,125	0.1
3,521,829	Gates Global LLC 2017 USD Repriced Term Loan B, 3.750%, (US0001M + 2.750%), 04/01/24	3,402,968	0.6
1,430,557	Holley Purchaser, Inc. Term Loan B, 5.760%, (US0003M + 5.000%), 10/24/25	1,208,820	0.2
508,693	IXS Holdings, Inc. 2020 Term Loan B, 6.000%, (US0003M + 5.000%), 03/05/27	478,171	0.1
1,047,355	KAR Auction Services, Inc. 2019 Term Loan B6, 2.500%, (US0001M + 2.250%), 09/19/26	997,606	0.2
997,482	Mister Car Wash Holdings, Inc. 2019 Term Loan B, 4.375%, (US0003M + 3.250%), 05/14/26	902,222	0.2
3,242,906	Panther BF Aggregator 2 LP USD Term Loan B, 3.678%, (US0001M + 3.500%), 04/30/26	3,099,677	0.5
1,496,144	Truck Hero, Inc. 1st Lien Term Loan, 3.928%, (US0001M + 3.750%), 04/22/24	1,367,881	0.2
1,000,000	Wand NewCo 3, Inc. 2020 Term Loan, 3.559%, (US0003M + 3.000%), 02/05/26	952,500	0.2
		20,765,057	3.5

	Beverage & Tobacco: 0.7%
1,000,000	Aramark Services, Inc. 2018 Term Loan B2, 1.912%, (US0001M + 1.750%), 03/28/24	950,000	0.2
3,340,466	Sunshine Investments B.V. USD Term Loan B3, 3.674%, (US0003M + 3.250%), 03/28/25	3,256,954	0.5
		4,206,954	0.7

	Brokers, Dealers & Investment Houses: 0.4%
2,962,197	Brookfield Property REIT Inc. 1st Lien Term Loan B, 2.678%, (US0001M + 2.500%), 08/27/25	2,473,435	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Building & Development: 3.0%
1,028,791		Advanced Drainage Systems Inc Term Loan B, 2.438%, (US0001M + 2.250%), 07/31/26	$ 1,000,499	0.2
3,124,473		Core & Main LP 2017 Term Loan B, 3.750%, (US0006M + 2.750%), 08/01/24	2,987,777	0.5
3,145,828		GYP Holdings III Corp. 2018 Term Loan B, 2.928%, (US0001M + 2.750%), 06/01/25	3,047,521	0.5
1,857,625		Henry Company LLC Term Loan B, 5.000%, (US0001M + 4.000%), 10/05/23	1,806,540	0.3
2,275,162		Interior Logic Group Holdings IV LLC 2018 Term Loan B, 4.178%, (US0003M + 4.000%), 05/30/25	2,070,397	0.3
2,307,475		MX Holdings US, Inc. Term Loan B1B, 3.500%, (US0001M + 2.750%), 07/31/25	2,251,710	0.4
3,267,074		Quikrete Holdings Inc Term Loan, 2.678%, (US0001M + 2.500%), 02/01/27	3,161,573	0.5
1,514,873		Werner FinCo LP 2017 Term Loan, 5.000%, (US0001M + 4.000%), 07/24/24	1,439,130	0.2
470,000		Zekelman Industries, Inc. 2020 Term Loan, 2.430%, (US0001M + 2.250%), 01/24/27	452,375	0.1
			18,217,522	3.0

		Business Equipment & Services: 11.5%
1,791,649		24-7 Intouch Inc 2018 Term Loan, 4.928%, (US0001M + 4.750%), 08/25/25	1,657,275	0.3
3,678,181		AlixPartners, LLP 2017 Term Loan B, 3.500%, (US0001M + 2.500%), 04/04/24	3,559,560	0.6
2,888,325		Ascend Learning, LLC 2017 Term Loan B, 4.000%, (US0001M + 3.000%), 07/12/24	2,778,208	0.5
2,301,755		Big Ass Fans, LLC 2018 Term Loan, 4.750%, (US0003M + 3.750%), 05/21/24	2,068,703	0.3
560,000		Cardtronics USA, Inc. Term Loan B, 4.302%, (US0003M + 4.000%), 06/24/27	554,400	0.1
2,414,958		Castle US Holding Corporation USD Term Loan B, 4.058%, (US0003M + 3.750%), 01/29/27	2,227,799	0.4
2,392,675		Convergint Technologies LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 02/03/25	2,290,240	0.4
2,039,177		EIG Investors Corp. 2018 1st Lien Term Loan, 4.750%, (US0003M + 3.750%), 02/09/23	1,978,002	0.3
2,669,791		Ellie Mae, Inc. Term Loan, 4.058%, (US0003M + 3.750%), 04/17/26	2,594,703	0.4
3,103,379		EVO Payments International LLC 2018 1st Lien Term Loan, 3.440%, (US0001M + 3.250%), 12/22/23	3,021,916	0.5
1,394,076		Flexential Intermediate Corporation 2nd Lien Term Loan, 7.587%, (US0003M + 7.250%), 08/01/25	629,731	0.1
2,892,744		GreenSky Holdings, LLC 2018 Term Loan B, 3.438%, (US0001M + 3.250%), 03/31/25	2,777,034	0.5
2,223,312		ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 5.072%, (US0003M + 4.000%), 11/21/24	2,145,496	0.3
2,988,454	(1)	IQOR US Inc. 2nd Lien Term Loan, 9.052%, (US0003M + 8.750%), 04/01/22	727,189	0.1
314,021		IQOR US Inc. Super Priority Term Loan, 10.178%, (US0001M + 10.000%), 07/31/20	295,179	0.0
3,688,445	(1)	IQOR US Inc. Term Loan B, 5.302%, (US0003M + 5.000%), 04/01/21	2,163,889	0.4
1,183,691		KUEHG Corp. 2018 Incremental Term Loan, 4.750%, (US0003M + 3.750%), 02/21/25	1,016,198	0.2
845,000		Mileage Plus Holdings LLC 2020 Term Loan B, 5.552%, (US0003M + 5.250%), 06/25/27	840,398	0.1
1,349,792		NeuStar, Inc. 2018 Term Loan B4, 4.500%, (US0003M + 3.500%), 08/08/24	1,244,340	0.2
595,000		Nielsen Finance LLC 2020 USD Term Loan B5, 5.750%, (US0001M + 3.750%), 06/04/25	591,281	0.1
1,000,000		Nielsen Finance LLC USD Term Loan B4, 2.180%, (US0001M + 2.000%), 10/04/23	969,250	0.2
3,473,163		PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 4.500%, (US0003M + 3.500%), 01/03/25	3,328,447	0.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Business Equipment & Services: (continued)
3,766,725	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 3.428%, (US0001M + 3.250%), 05/01/25	$ 3,606,639	0.6
480,000	Presidio, Inc. 2020 Term Loan B, 4.270%, (US0003M + 3.500%), 01/22/27	464,400	0.1
3,069,901	Red Ventures, LLC 2020 Term Loan B, 2.678%, (US0001M + 2.500%), 11/08/24	2,914,871	0.5
465,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 7.760%, (US0003M + 7.000%), 05/29/26	427,800	0.1
1,611,951	Renaissance Learning, Inc. 2018 Add On Term Loan, 4.010%, (US0003M + 3.250%), 05/30/25	1,557,950	0.2
1,976,308	Research Now Group, Inc. 2017 1st Lien Term Loan, 6.500%, (US0003M + 5.500%), 12/20/24	1,833,025	0.3
847,875	Rockwood Service Corporation 2020 Term Loan, 4.558%, (US0003M + 4.250%), 01/23/27	822,439	0.1
2,293,042	Solera Holdings, Inc. USD Term Loan B, 2.928%, (US0001M + 2.750%), 03/03/23	2,210,492	0.4
3,964,956	Staples, Inc. 7 Year Term Loan, 5.687%, (US0003M + 5.000%), 04/16/26	3,424,731	0.6
43,689	STG-Fairway Holdings, LLC Term Loan B, 4.572%, (US0003M + 3.500%), 01/31/27	40,863	0.0
1,784,318	SurveyMonkey Inc. 2018 Term Loan B, 3.860%, (US0001W + 3.750%), 10/10/25	1,730,788	0.3
2,735,145	Verifone Systems, Inc. 2018 1st Lien Term Loan, 4.377%, (US0003M + 4.000%), 08/20/25	2,313,249	0.4
2,452,027	Verra Mobility Corporation 2020 Term Loan B, 3.558%, (US0003M + 3.250%), 02/28/25	2,353,946	0.4
1,185,387	Verscend Holding Corp. 2018 Term Loan B, 4.678%, (US0001M + 4.500%), 08/27/25	1,155,753	0.2
1,311,067	West Corporation 2017 Term Loan, 5.000%, (US0003M + 4.000%), 10/10/24	1,128,828	0.2
3,580,016	Yak Access, LLC 2018 1st Lien Term Loan B, 5.308%, (US0003M + 5.000%), 07/11/25	2,899,813	0.5
970,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 10.297%, (US0003M + 10.000%), 07/10/26	693,550	0.1
		69,038,375	11.5

	Cable & Satellite Television: 2.4%
3,184,287	Charter Communications Operating, LLC 2019 Term Loan B2, 1.930%, (US0001M + 1.750%), 02/01/27	3,069,299	0.5
2,657,968	Radiate Holdco, LLC 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 02/01/24	2,547,588	0.4
1,442,750	Telesat Canada Term Loan B5, 2.930%, (US0001M + 2.750%), 12/07/26	1,385,040	0.2
1,970,000	UPC Broadband Holding B.V. 2020 USD Term Loan B, 2.435%, (US0001M + 2.250%), 04/30/28	1,883,812	0.3
2,998,077	Virgin Media Bristol LLC USD Term Loan N, 2.685%, (US0001M + 2.500%), 01/31/28	2,876,655	0.5
2,710,736	WideOpenWest Finance LLC 2017 Term Loan B, 4.250%, (US0001M + 3.250%), 08/18/23	2,593,272	0.5
		14,355,666	2.4

	Chemicals & Plastics: 3.0%
1,520,550	Alpha 3 B.V. 2017 Term Loan B1, 4.000%, (US0003M + 3.000%), 01/31/24	1,466,381	0.2
1,200,925	Ascend Performance Materials Operations LLC 2019 Term Loan B, 6.250%, (US0003M + 5.250%), 08/27/26	1,175,906	0.2
1,607,284	Axalta Coating Systems US Holdings Inc. USD Term Loan B3, 2.058%, (US0003M + 1.750%), 06/01/24	1,547,011	0.3
2,456,123	Composite Resins Holding B.V. 2018 Term Loan B, 5.475%, (US0006M + 4.250%), 08/01/25	2,357,879	0.4
395,000	Diamond (BC) B.V. 2020 USD Incremental Term Loan, 5.302%, (US0003M + 5.000%), 09/06/24	387,594	0.1
2,101,880	Diamond (BC) B.V. USD Term Loan, 3.760%, (US0003M + 3.000%), 09/06/24	1,940,735	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Chemicals & Plastics: (continued)
1,042,757		Encapsys, LLC 2020 Term Loan B2, 4.250%, (US0001M + 3.250%), 11/07/24	$ 998,440	0.2
3,206,175		Polar US Borrower, LLC 2018 1st Lien Term Loan, 4.925%, (US0001M + 4.750%), 10/15/25	3,029,835	0.5
285,000		PQ Corporation 2020 USD Incremental Term Loan B, 3.302%, (US0003M + 3.000%), 02/07/27	279,656	0.1
2,832,636		Starfruit Finco B.V 2018 USD Term Loan B, 3.188%, (US0001M + 3.000%), 10/01/25	2,672,119	0.4
1,475,812		Tronox Finance LLC Term Loan B, 2.982%, (US0001M + 2.750%), 09/23/24	1,418,317	0.2
592,025		Univar Inc. 2019 USD Term Loan B5, 2.178%, (US0003M + 2.000%), 07/01/26	567,900	0.1
			17,841,773	3.0

		Consumer, Cyclical: 0.1%
2,802,115	(1),(2)	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 3.802%, (US0003M + 3.500%), 05/30/25	672,508	0.1

		Consumer, Non-cyclical: 0.1%
54,118		Pathway Vet Alliance LLC 2020 Delayed Draw Term Loan, 4.052%, (US0003M + 3.750%), 03/31/27	52,782	0.0
665,882		Pathway Vet Alliance LLC 2020 Term Loan, 4.302%, (US0003M + 4.000%), 03/31/27	649,443	0.1
			702,225	0.1

		Containers & Glass Products: 2.4%
326,466		Albea Beauty Holdings S.A 2018 USD Term Loan B2, 4.000%, (US0003M + 3.000%), 04/22/24	306,062	0.0
2,494		Berry Global, Inc. Term Loan Y, 2.177%, (US0001M + 2.000%), 07/01/26	2,395	0.0
1,426,485		BWAY Holding Company 2017 Term Loan B, 4.561%, (US0003M + 3.250%), 04/03/24	1,288,116	0.2
1,786,513		Charter NEX US, Inc. Incremental Term Loan, 3.428%, (US0001M + 3.250%), 05/16/24	1,713,565	0.3
1,674,845		Flex Acquisition Company, Inc. 1st Lien Term Loan, 4.433%, (US0003M + 3.000%), 12/29/23	1,609,246	0.3
3,669,672		Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 4.683%, (US0003M + 3.250%), 06/29/25	3,456,372	0.6
1,695,000		Plastipak Packaging, Inc. 2018 Term Loan B, 2.680%, (US0001M + 2.500%), 10/14/24	1,641,325	0.3
660,000		Proampac AC Borrower LLC Second Lien Term Loan, 9.500%, (US0003M + 8.500%), 11/18/24	587,400	0.1
2,517,068		Reynolds Group Holdings Inc. USD 2017 Term Loan, 2.928%, (US0001M + 2.750%), 02/05/23	2,408,205	0.4
1,623,182		TricorBraun Hldgs Inc First Lien Term Loan, 4.753%, (US0003M + 3.750%), 11/30/23	1,566,370	0.2
			14,579,056	2.4

		Cosmetics/Toiletries: 0.5%
2,185,864		Anastasia Parent, LLC 2018 Term Loan B, 4.058%, (US0003M + 3.750%), 08/11/25	770,517	0.1
2,305,475		Wellness Merger Sub, Inc. 1st Lien Term Loan, 5.250%, (US0003M + 4.250%), 06/30/24	2,146,974	0.4
			2,917,491	0.5

		Drugs: 0.9%
2,987,173		Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 5.000%, (US0001M + 4.250%), 04/29/24	2,814,664	0.5
2,779,064		Horizon Therapeutics USA Inc Term Loan B, 2.438%, (US0001M + 2.250%), 05/22/26	2,699,165	0.4
			5,513,829	0.9

		Ecological Services & Equipment: 0.5%
3,070,217		GFL Environmental Inc. 2018 USD Term Loan B, 4.000%, (US0003M + 3.000%), 05/30/25	2,992,182	0.5

		Electronics/Electrical: 13.4%
2,078,280		ASG Technologies Group, Inc. 2018 Term Loan, 4.500%, (US0001M + 3.500%), 07/31/24	1,891,235	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
1,196,696	Barracuda Networks, Inc. 1st Lien Term Loan, 4.250%, (US0003M + 3.250%), 02/12/25	$ 1,170,967	0.2
2,642,009	BMC Software Finance, Inc. 2018 USD Term Loan B, 4.428%, (US0001M + 4.250%), 10/02/25	2,508,022	0.4
1,213,333	Brave Parent Holdings, Inc. 1st Lien Term Loan, 4.178%, (US0001M + 4.000%), 04/18/25	1,179,208	0.2
2,451,113	Cohu, Inc. 2018 Term Loan B, 3.178%, (US0001M + 3.000%), 10/01/25	2,328,557	0.4
1,220,000	Cornerstone OnDemand, Inc. Term Loan B, 5.348%, (US0002M + 4.250%), 04/22/27	1,203,225	0.2
1,115,744	Dynatrace LLC 2018 1st Lien Term Loan, 2.428%, (US0001M + 2.250%), 08/22/25	1,085,061	0.2
1,470,057	EagleView Technology Corporation 2018 Add On Term Loan B, 3.863%, (US0003M + 3.500%), 08/14/25	1,390,428	0.2
1,053,500	Electrical Components International, Inc. 2018 1st Lien Term Loan, 4.428%, (US0001M + 4.250%), 06/26/25	842,800	0.1
2,110,325	Exact Merger Sub LLC 1st Lien Term Loan, 5.250%, (US0003M + 4.250%), 09/27/24	2,066,361	0.3
3,237,300	GlobalFoundries Inc USD Term Loan B, 5.063%, (US0003M + 4.750%), 06/05/26	3,132,088	0.5
950,113	Helios Software Holdings, Inc. USD Term Loan, 5.322%, (US0006M + 4.250%), 10/24/25	920,659	0.2
2,227,883	Hyland Software, Inc. 2018 1st Lien Term Loan, 4.000%, (US0001M + 3.250%), 07/01/24	2,167,730	0.4
2,009,763	Imperva, Inc. 1st Lien Term Loan, 5.000%, (US0003M + 4.000%), 01/12/26	1,921,835	0.3
1,368,871	Imperva, Inc. 2nd Lien Term Loan, 8.750%, (US0003M + 7.750%), 01/10/27	1,240,540	0.2
1,860,338	Informatica LLC 2020 USD Term Loan B, 3.428%, (US0001M + 3.250%), 02/25/27	1,781,273	0.3
2,775,195	Kronos Incorporated 2017 Term Loan B, 3.179%, (US0001M + 3.000%), 11/01/23	2,772,592	0.5
386,935	MA FinanceCo., LLC USD Term Loan B3, 2.678%, (US0001M + 2.500%), 06/21/24	362,751	0.1
3,943,890	McAfee, LLC 2018 USD Term Loan B, 3.934%, (US0001M + 3.750%), 09/30/24	3,841,349	0.6
2,229,161	MH Sub I, LLC 2017 1st Lien Term Loan, 4.822%, (US0006M + 3.750%), 09/13/24	2,137,208	0.4
2,540,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 8.572%, (US0006M + 7.500%), 09/15/25	2,432,050	0.4
3,216,123	Project Boost Purchaser, LLC 2019 Term Loan B, 3.678%, (US0001M + 3.500%), 06/01/26	3,083,458	0.5
2,299,975	Project Leopard Holdings, Inc. 2019 Term Loan, 5.250%, (US0003M + 4.250%), 07/07/23	2,245,351	0.4
237,589	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 5.010%, (US0003M + 4.250%), 05/16/25	228,481	0.0
2,000,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 9.010%, (US0003M + 8.250%), 05/18/26	1,795,000	0.3
3,728,824	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 11/03/23	3,549,840	0.6
2,392,866	Riverbed Technology, Inc. 2016 Term Loan, 4.250%, (US0003M + 3.250%), 04/24/22	2,052,880	0.3
685,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 9.010%, (US0003M + 8.250%), 11/27/26	561,015	0.1
1,066,001	Rocket Software, Inc. 2018 Term Loan, 4.428%, (US0001M + 4.250%), 11/28/25	1,024,427	0.2
1,644,837	RP Crown Parent LLC Term Loan B, 3.750%, (US0001M + 2.750%), 10/12/23	1,606,801	0.3
2,613,065	Seattle Spinco, Inc. USD Term Loan B3, 2.678%, (US0001M + 2.500%), 06/21/24	2,449,749	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Electronics/Electrical: (continued)
2,501,432		Sirius Computer Solutions, Inc. 2020 Term Loan, 3.678%, (US0001M + 3.500%), 07/01/26	$ 2,431,392	0.4
5,688,116	(1),(2)	SkillSoft Corporation 1st Lien Term Loan, 5.052%, (US0003M + 4.750%), 04/28/21	3,537,297	0.6
326,323		SkillSoft Corporation 2020 DIP Term Loan, 8.500%, (US0003M + 7.500%), 09/14/20	310,006	0.0
2,126,367		SolarWinds Holdings, Inc. 2018 Term Loan B, 2.928%, (US0001M + 2.750%), 02/05/24	2,063,640	0.3
1,908,232		SonicWall US Holdings Inc. 1st Lien Term Loan, 3.877%, (US0003M + 3.500%), 05/16/25	1,819,181	0.3
1,070,000		Surf Holdings, LLC USD Term Loan, 3.827%, (US0003M + 3.500%), 03/05/27	1,030,098	0.2
1,798,798		Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 6.072%, (US0003M + 5.000%), 05/29/26	1,193,952	0.2
370,000		Ultimate Software Group Inc(The) 2020 Incremental Term Loan B, 4.302%, (US0003M + 4.000%), 05/04/26	366,399	0.1
2,208,288		Ultimate Software Group Inc(The) Term Loan B, 3.928%, (US0001M + 3.750%), 05/04/26	2,142,434	0.4
2,980,360		Veritas Bermuda Ltd. USD Repriced Term Loan B, 5.500%, (US0003M + 4.500%), 01/27/23	2,764,284	0.5
2,015,000		Vertafore, Inc. 2018 2nd Lien Term Loan, 7.434%, (US0001M + 7.250%), 07/02/26	2,000,895	0.3
780,666		Web.com Group, Inc. 2018 2nd Lien Term Loan, 7.940%, (US0001M + 7.750%), 10/09/26	679,180	0.1
1,134,931		Web.com Group, Inc. 2018 Term Loan B, 3.940%, (US0001M + 3.750%), 10/10/25	1,079,887	0.2
1,660,000		Xperi Corporation 2020 Term Loan B, 4.173%, (US0001M + 4.000%), 06/01/25	1,573,887	0.3
			79,965,473	13.4

		Financial: 0.2%
1,314,765		Blucora, Inc. 2017 Term Loan B, 4.000%, (US0003M + 3.000%), 05/22/24	1,298,331	0.2

		Financial Intermediaries: 2.6%
1,368,089		Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 3.178%, (US0001M + 3.000%), 06/15/25	1,264,343	0.2
1,173,172		Blackstone Mortgage Trust, Inc. 2019 Term Loan B, 2.428%, (US0001M + 2.250%), 04/23/26	1,102,782	0.2
2,427,402		Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 2.928%, (US0001M + 2.750%), 08/21/25	2,298,446	0.4
1,810,000		Deerfield Dakota Holding, LLC 2020 USD Term Loan B, 4.750%, (US0001M + 3.750%), 04/09/27	1,761,923	0.3
3,411,258		Edelman Financial Center, LLC 2018 1st Lien Term Loan, 3.180%, (US0001M + 3.000%), 07/21/25	3,271,397	0.5
855,700		First Eagle Holdings, Inc. 2020 Term Loan B, 2.808%, (US0003M + 2.500%), 02/01/27	826,107	0.1
1,178,460		Focus Financial Partners, LLC 2020 Term Loan, 2.178%, (US0001M + 2.000%), 07/03/24	1,131,321	0.2
934,374		VFH Parent LLC 2019 Term Loan B, 3.188%, (US0003M + 3.000%), 03/01/26	912,573	0.2
2,807,150		Victory Capital Holdings, Inc. 2020 Term Loan B, 3.937%, (US0003M + 2.500%), 07/01/26	2,731,123	0.5
			15,300,015	2.6

		Food Products: 2.1%
1,463,736		8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 3.685%, (US0003M + 3.500%), 10/01/25	1,429,887	0.2
400,000		8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 7.935%, (US0001M + 7.750%), 10/01/26	384,500	0.1
2,442,506		Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 4.750%, (US0001M + 3.750%), 07/07/24	2,391,622	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Food Products: (continued)
1,631,053		B&G Foods, Inc. 2019 Term Loan B4, 2.678%, (US0001M + 2.500%), 10/10/26	$ 1,614,233	0.3
1,240,000		Froneri International PLC 2020 USD Term Loan, 2.428%, (US0001M + 2.250%), 01/29/27	1,170,767	0.2
2,531,970		IRB Holding Corp 2020 Term Loan B, 3.750%, (US0001M + 2.750%), 02/05/25	2,347,612	0.4
970,000	(1),(2)	NPC International, Inc. 2nd Lien Term Loan, 7.844%, (US0003M + 7.500%), 04/18/25	27,888	0.0
3,105,989		Sigma Bidco B.V. 2018 USD Term Loan B, 4.451%, (US0003M + 3.000%), 07/02/25	2,986,927	0.5
			12,353,436	2.1

		Food Service: 1.1%
1,994,987		1011778 B.C. Unlimited Liability Company Term Loan B4, 1.928%, (US0001M + 1.750%), 11/19/26	1,896,734	0.3
400,571		Fogo De Chao, Inc. 2018 Add On Term Loan, 5.250%, (US0003M + 4.250%), 04/07/25	290,414	0.0
2,561,295		Golden Nugget, Inc. 2017 Incremental Term Loan B, 3.250%, (US0002M + 2.500%), 10/04/23	2,122,033	0.4
2,657,572		Hearthside Food Solutions, LLC 2018 Term Loan B, 3.866%, (US0001M + 3.688%), 05/23/25	2,538,646	0.4
			6,847,827	1.1

		Food/Drug Retailers: 1.5%
3,176,301		EG Finco Limited 2018 USD Term Loan, 5.072%, (US0003M + 4.000%), 02/07/25	3,002,929	0.5
1,627,764		Moran Foods LLC 2020 2nd Lien Term Loan, 12.183%, (US0003M + 10.750%), 10/01/24	773,188	0.1
1,261,161		Moran Foods LLC 2020 Term Loan, 8.000%, (US0003M + 7.000%), 04/01/24	1,204,409	0.2
1,528,450		Portillos Holdings, LLC 2019 1st Lien Term Loan B3, 6.500%, (US0003M + 5.500%), 09/06/24	1,409,995	0.2
3,009,106		United Natural Foods, Inc. Term Loan B, 4.428%, (US0001M + 4.250%), 10/22/25	2,883,100	0.5
			9,273,621	1.5

		Forest Products: 0.3%
1,771,613		LABL, Inc. 2019 USD Term Loan, 4.678%, (US0001M + 4.500%), 07/01/26	1,712,559	0.3

		Health Care: 6.3%
1,515,813		Accelerated Health Systems, LLC Term Loan B, 3.685%, (US0001M + 3.500%), 10/31/25	1,447,601	0.2
1,200,532		Air Methods Corporation 2017 Term Loan B, 4.500%, (US0003M + 3.500%), 04/22/24	991,940	0.2
1,367,779		Bausch Health Companies, Inc. 2018 Term Loan B, 3.190%, (US0001M + 3.000%), 06/02/25	1,329,951	0.2
1,022,379		Change Healthcare Holdings LLC 2017 Term Loan B, 3.500%, (US0001M + 2.500%), 03/01/24	984,466	0.2
1,200,000		Da Vinci Purchaser Corp. 2019 Term Loan, 5.238%, (US0006M + 4.000%), 01/08/27	1,171,000	0.2
1,213,807		DentalCorp Perfect Smile ULC 1st Lien Term Loan, 4.750%, (US0001M + 3.750%), 06/06/25	1,087,875	0.2
1,491,554		Envision Healthcare Corporation 2018 1st Lien Term Loan, 3.928%, (US0001M + 3.750%), 10/10/25	1,002,537	0.2
2,094,103		ExamWorks Group, Inc. 2017 Term Loan, 4.322%, (US0003M + 3.250%), 07/27/23	2,053,530	0.3
2,861,375		Global Medical Response, Inc. 2017 Term Loan B2, 5.250%, (US0003M + 4.250%), 03/14/25	2,739,254	0.4
1,111,960		Global Medical Response, Inc. 2018 Term Loan B1, 4.250%, (US0003M + 3.250%), 04/28/22	1,073,041	0.2
2,903,384		GoodRx, Inc. 1st Lien Term Loan, 2.928%, (US0001M + 2.750%), 10/10/25	2,782,408	0.5
2,548,320		Inovalon Holdings, Inc. 2020 Term Loan B1, 3.188%, (US0001M + 3.000%), 04/02/25	2,482,064	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Health Care: (continued)
3,128,960	Jaguar Holding Company II 2018 Term Loan, 3.500%, (US0001M + 2.500%), 08/18/22	$ 3,083,421	0.5
2,372,929	MPH Acquisition Holdings LLC 2016 Term Loan B, 3.750%, (US0003M + 2.750%), 06/07/23	2,256,755	0.4
609,009	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 3.429%, (US0001M + 3.250%), 06/30/25	570,185	0.1
2,853,704	Phoenix Guarantor Inc 2020 Term Loan B, 3.435%, (US0001M + 3.250%), 03/05/26	2,755,607	0.5
2,175,664	RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 3.928%, (US0001M + 3.750%), 11/17/25	2,038,325	0.3
2,580,282	Select Medical Corporation 2017 Term Loan B, 2.680%, (US0001M + 2.500%), 03/06/25	2,464,169	0.4
1,695,750	Sotera Health Holdings, LLC 2019 Term Loan, 5.500%, (US0001M + 4.500%), 12/11/26	1,662,364	0.3
835,000	Surgery Center Holdings, Inc. 2020 Term Loan B, 9.000%, (US0001M + 8.000%), 09/03/24	843,350	0.1
3,300,638	Vizient, Inc. 2020 Term Loan B6, 2.178%, (US0001M + 2.000%), 05/06/26	3,189,241	0.5
		38,009,084	6.3

	Home Furnishings: 0.4%
2,555,700	Prime Security Services Borrower, LLC 2019 Term Loan B1, 4.250%, (US0001M + 3.250%), 09/23/26	2,463,056	0.4

	Industrial: 0.5%
2,855,494	NCI Building Systems, Inc. 2018 Term Loan, 3.941%, (US0001M + 3.750%), 04/12/25	2,725,806	0.5

	Industrial Equipment: 1.8%
2,462,625	APi Group DE, Inc. Term Loan B, 2.678%, (US0001M + 2.500%), 10/01/26	2,390,285	0.4
1,402,136	CPM Holdings, Inc. 2018 1st Lien Term Loan, 3.962%, (US0003M + 3.750%), 11/17/25	1,277,916	0.2
2,968,431	Filtration Group Corporation 2018 1st Lien Term Loan, 3.180%, (US0001M + 3.000%), 03/29/25	2,860,825	0.5
1,535,000	Gardner Denver, Inc. 2020 USD Term Loan B, 3.052%, (US0003M + 2.750%), 03/01/27	1,499,503	0.2
1,850,988	Granite Holdings US Acquisition Co. Term Loan B, 6.322%, (US0003M + 5.250%), 09/30/26	1,628,869	0.3
1,050,000	Star US Bidco LLC Term Loan B, 5.250%, (US0001M + 4.250%), 03/17/27	967,313	0.2
		10,624,711	1.8

	Insurance: 5.2%
1,955,268	Achilles Acquisition LLC 2018 Term Loan, 4.188%, (US0001M + 4.000%), 10/13/25	1,872,169	0.3
3,266,952	Acrisure, LLC 2020 Term Loan B, 3.678%, (US0001M + 3.500%), 02/15/27	3,095,437	0.5
2,808,792	Alera Group Holdings, Inc. 2018 Term Loan B, 5.072%, (US0006M + 4.000%), 08/01/25	2,703,462	0.5
1,115,356	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 2.928%, (US0001M + 2.750%), 05/09/25	1,059,588	0.2
2,396,888	Alliant Holdings Intermediate, LLC Term Loan B, 3.440%, (US0001M + 3.250%), 05/09/25	2,305,207	0.4
2,604,664	AmWINS Group, Inc. 2017 Term Loan B, 3.750%, (US0001M + 2.750%), 01/25/24	2,537,920	0.4
1,797,625	Aretec Group, Inc. 2018 Term Loan, 4.428%, (US0001M + 4.250%), 10/01/25	1,653,815	0.3
3,334,425	AssuredPartners, Inc. 2020 Term Loan B, 3.678%, (US0001M + 3.500%), 02/12/27	3,196,880	0.5
1,534,319	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.000%, (US0001M + 3.000%), 04/29/24	1,483,687	0.2
1,200,908	Hub International Limited 2018 Term Loan B, 4.020%, (US0003M + 3.000%), 04/25/25	1,148,369	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Insurance: (continued)
2,747,138		NFP Corp. 2020 Term Loan, 3.428%, (US0001M + 3.250%), 02/15/27	$ 2,568,574	0.4
3,756,168		Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 3.428%, (US0001M + 3.250%), 12/31/25	3,557,402	0.6
3,276,881		USI, Inc. 2017 Repriced Term Loan, 3.308%, (US0003M + 3.000%), 05/16/24	3,119,590	0.5
965,150		USI, Inc. 2019 Incremental Term Loan B, 4.308%, (US0003M + 4.000%), 12/02/26	938,005	0.2
			31,240,105	5.2

		Leisure Good/Activities/Movies: 4.0%
1,147,560	(2),(3),(4)	24 Hour Fitness Worldwide, Inc. 2020 DIP New Money Term Loan, 11.000%, (US0003M + 10.000%), 06/15/21	1,044,279	0.2
184,538		Alterra Mountain Company 2020 Term Loan B, 5.500%, (US0003M + 4.500%), 08/01/26	181,769	0.0
1,726,677		AMC Entertainment Holdings Inc. 2019 Term Loan B, 4.080%, (US0003M + 3.000%), 04/22/26	1,262,324	0.2
1,515,000		Bombardier Recreational Products, Inc. 2020 Incremental Term Loan B2, 6.000%, (US0003M + 5.000%), 05/24/27	1,522,575	0.3
1,247		Bombardier Recreational Products, Inc. 2020 Term Loan, 2.178%, (US0001M + 2.000%), 05/24/27	1,191	0.0
2,755,791		ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 3.058%, (US0003M + 2.750%), 09/18/24	2,350,689	0.4
1,811,263		Crown Finance US, Inc. 2019 Incremental Term Loan, 3.572%, (US0006M + 2.500%), 09/30/26	1,357,154	0.2
1,177,322		Equinox Holdings, Inc. 2017 1st Lien Term Loan, 4.072%, (US0006M + 3.000%), 03/08/24	907,273	0.2
3,058,485		Fitness International, LLC 2018 Term Loan B, 4.322%, (US0006M + 3.250%), 04/18/25	1,965,077	0.3
2,954,545		Intrawest Resorts Holdings, Inc. Term Loan B1, 2.928%, (US0001M + 2.750%), 07/31/24	2,793,892	0.5
2,033,487		Kingpin Intermediate Holdings LLC 2018 Term Loan B, 4.500%, (US0001M + 3.500%), 07/03/24	1,738,631	0.3
180,759		Motion Finco Sarl Delayed Draw Term Loan B2, 4.320%, (US0006M + 3.250%), 11/04/26	164,717	0.0
1,371,903		Motion Finco Sarl USD Term Loan B1, 4.322%, (US0006M + 3.250%), 11/13/26	1,250,146	0.2
2,530,125		Playtika Holding Corp Term Loan B, 7.072%, (US0003M + 6.000%), 12/10/24	2,534,869	0.4
2,799,649		Thor Industries, Inc. USD Term Loan B, 3.938%, (US0001M + 3.750%), 02/01/26	2,755,468	0.5
1,625,250		WeddingWire, Inc. 1st Lien Term Loan, 4.808%, (US0001M + 4.500%), 12/19/25	1,483,041	0.2
600,000		WeddingWire, Inc. 2nd Lien Term Loan, 8.558%, (US0003M + 8.250%), 12/21/26	549,000	0.1
			23,862,095	4.0

		Lodging & Casinos: 3.9%
1,125,000		Aristocrat Leisure Limited 2020 Incremental Term Loan B, 4.750%, (US0003M + 3.750%), 10/19/24	1,120,781	0.2
3,483,806		Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 2.928%, (US0001M + 2.750%), 12/23/24	3,121,877	0.5
2,830,000		Caesars Resort Collection, LLC 2020 Term Loan, 4.802%, (US0003M + 4.500%), 06/19/25	2,668,792	0.4
3,519,656		Everi Payments Inc. Term Loan B, 3.822%, (US0003M + 2.750%), 05/09/24	3,336,194	0.6
2,031,250		Golden Entertainment, Inc. 2017 1st Lien Term Loan, 3.750%, (US0001M + 3.000%), 10/21/24	1,861,133	0.3
1,636,364		Hilton Worldwide Finance, LLC 2019 Term Loan B2, 1.935%, (US0001M + 1.750%), 06/22/26	1,534,091	0.3
3,881,950		PCI Gaming Authority Term Loan, 2.678%, (US0001M + 2.500%), 05/29/26	3,733,951	0.6

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Lodging & Casinos: (continued)
997,468		Penn National Gaming, Inc. 2018 1st Lien Term Loan B, 3.000%, (US0003M + 2.250%), 10/15/25	$ 931,635	0.1
2,653,913		Scientific Games International, Inc. 2018 Term Loan B5, 3.476%, (US0006M + 2.750%), 08/14/24	2,352,693	0.4
1,740,091		Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 3.808%, (US0003M + 3.500%), 07/10/25	1,734,018	0.3
1,119,520		Station Casinos LLC 2020 Term Loan B, 2.500%, (US0001M + 2.250%), 02/08/27	1,030,891	0.2
			23,426,056	3.9

		Nonferrous Metals/Minerals: 0.9%
4,630,499	(1),(2)	Covia Holdings Corporation Term Loan, 5.387%, (US0003M + 4.000%), 06/01/25	2,849,688	0.5
3,481,064		U.S. Silica Company 2018 Term Loan B, 5.000%, (US0001M + 4.000%), 05/01/25	2,509,266	0.4
			5,358,954	0.9

		Oil & Gas: 1.0%
2,670,000		Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 7.750%, (US0001M + 6.750%), 10/29/25	1,929,075	0.3
2,241,516		Glass Mountain Pipeline Holdings, LLC Term Loan B, 5.500%, (US0003M + 4.500%), 12/23/24	1,176,796	0.2
958,306		HGIM Corp. 2018 Exit Term Loan, 7.713%, (US0003M + 6.000%), 07/02/23	464,778	0.1
1,522,069		Lower Cadence Holdings LLC Term Loan B, 4.184%, (US0001M + 4.000%), 05/22/26	1,362,252	0.2
832,325		Moda Ingleside Energy Center, LLC 2018 Term Loan B, 3.428%, (US0001M + 3.250%), 09/29/25	813,077	0.2
			5,745,978	1.0

		Publishing: 0.3%
2,000,000		Meredith Corporation 2020 Term Loan B2, 3.260%, (US0003M + 2.500%), 01/31/25	1,865,000	0.3

		Radio & Television: 4.6%
2,669,825		Clear Channel Outdoor Holdings, Inc. Term Loan B, 4.260%, (US0003M + 3.500%), 08/21/26	2,436,215	0.4
1,195,963		Cumulus Media New Holdings Inc. Term Loan B, 4.058%, (US0003M + 3.750%), 03/31/26	1,127,195	0.2
2,833,563		Diamond Sports Group, LLC Term Loan, 3.430%, (US0003M + 3.250%), 08/24/26	2,319,979	0.4
3,331,639		Entercom Media Corp. 2019 Term Loan, 2.684%, (US0001M + 2.500%), 11/18/24	3,127,576	0.5
3,120,420		iHeartCommunications, Inc. 2020 Term Loan, 3.178%, (US0001M + 3.000%), 05/01/26	2,888,988	0.5
3,667,670		NASCAR Holdings, Inc Term Loan B, 2.930%, (US0003M + 2.750%), 10/19/26	3,531,966	0.6
2,072,072		Nexstar Broadcasting, Inc. 2019 Term Loan B4, 2.923%, (US0001M + 2.750%), 09/18/26	1,976,238	0.3
3,994,921		Sinclair Television Group Inc. Term Loan B2B, 2.690%, (US0001M + 2.500%), 09/30/26	3,822,640	0.7
3,706,979		Terrier Media Buyer, Inc. Term Loan B, 4.428%, (US0001M + 4.250%), 12/17/26	3,549,433	0.6
2,701,235		Univision Communications Inc. Term Loan C5, 2.928%, (US0001M + 2.750%), 03/15/24	2,509,899	0.4
			27,290,129	4.6

		Retailers (Except Food & Drug): 2.1%
3,449,091		Bass Pro Group, LLC Term Loan B, 5.178%, (US0001M + 5.000%), 09/25/24	3,333,546	0.5
1,923,727		Belk, Inc. 2019 Term Loan B, 7.750%, (US0003M + 6.750%), 07/31/25	701,198	0.1
1,117,453		BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 2.435%, (US0001M + 2.250%), 02/03/24	1,085,606	0.2
1,907,265		Jo-Ann Stores, Inc. 2016 Term Loan, 5.395%, (US0006M + 5.000%), 10/20/23	1,192,041	0.2
3,659,337		Leslies Poolmart, Inc. 2016 Term Loan, 3.678%, (US0001M + 3.500%), 08/16/23	3,517,081	0.6

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
5,963,266	Mens Wearhouse, Inc. (The) 2018 Term Loan, 4.335%, (US0001M + 3.250%), 04/09/25	$ 1,013,755	0.2
2,098,327	Petco Animal Supplies, Inc. 2017 Term Loan B, 4.250%, (US0003M + 3.250%), 01/26/23	1,718,005	0.3
		12,561,232	2.1

	Surface Transport: 1.7%
3,209,817	Navistar International Corporation 2017 1st Lien Term Loan B, 3.700%, (US0001M + 3.500%), 11/06/24	3,049,327	0.5
3,240,442	PODS, LLC 2018 1st Lien Term Loan, 3.750%, (US0001M + 2.750%), 12/06/24	3,113,524	0.5
3,380,212	Savage Enterprises LLC 2020 Term Loan B, 3.190%, (US0001M + 3.000%), 08/01/25	3,273,526	0.6
567,059	XPO Logistics, Inc. 2018 Term Loan B, 2.184%, (US0001M + 2.000%), 02/24/25	555,245	0.1
182,941	XPO Logistics, Inc. 2019 Term Loan B1, 2.694%, (US0001M + 2.500%), 02/24/25	179,511	0.0
		10,171,133	1.7

	Technology: 0.5%
3,267,353	Misys (Finastra) - TL B 1L, 4.500%, (US0006M + 3.500%), 06/13/24	2,871,186	0.5

	Telecommunications: 8.0%
1,920,204	Altice Financing SA 2017 USD Term Loan B, 2.935%, (US0001M + 2.750%), 07/15/25	1,824,194	0.3
1,920,750	Altice Financing SA USD 2017 1st Lien Term Loan, 2.930%, (US0001M + 2.750%), 01/31/26	1,821,511	0.3
1,649,000	Altice France S.A. USD Term Loan B11, 2.928%, (US0001M + 2.750%), 07/31/25	1,570,672	0.3
4,320,506	Altice France S.A. USD Term Loan B12, 3.872%, (US0001M + 3.688%), 01/31/26	4,153,086	0.7
3,600,000	Asurion LLC 2017 2nd Lien Term Loan, 6.678%, (US0001M + 6.500%), 08/04/25	3,587,249	0.6
3,996,438	Asurion LLC 2017 Term Loan B4, 3.178%, (US0001M + 3.000%), 08/04/22	3,900,276	0.7
2,972,709	Asurion LLC 2018 Term Loan B7, 3.178%, (US0001M + 3.000%), 11/03/24	2,878,885	0.5
3,695,256	Avaya, Inc. 2018 Term Loan B, 4.435%, (US0001M + 4.250%), 12/15/24	3,421,190	0.6
4,079,500	CenturyLink, Inc. 2020 Term Loan B, 2.428%, (US0001M + 2.250%), 03/15/27	3,858,314	0.6
3,319,888	CommScope, Inc. 2019 Term Loan B, 3.428%, (US0001M + 3.250%), 04/06/26	3,162,193	0.5
2,428,913	Connect Finco Sarl Term Loan B, 5.500%, (US0001M + 4.500%), 12/11/26	2,294,108	0.4
247,605	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 3.808%, (US0003M + 3.500%), 08/01/24	200,973	0.0
2,614,716	Global Tel*Link Corporation 2018 1st Lien Term Loan, 4.428%, (US0001M + 4.250%), 11/29/25	2,280,524	0.4
2,225,000	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 8.428%, (US0001M + 8.250%), 11/29/26	1,707,687	0.3
1,835,400	Iridium Satellite LLC Term Loan, 4.750%, (US0001M + 3.750%), 11/04/26	1,805,116	0.3
770,000	Northwest Fiber, LLC Term Loan B, 5.673%, (US0003M + 5.500%), 05/21/27	766,150	0.1
1,506	Speedcast Communications, Inc. 2020 DIP Roll-Up Delayed Draw Term Loan, 5.000%, (PRIME + 1.750%), 01/22/21	1,474	0.0
3,815,000	T-Mobile USA, Inc. 2020 Term Loan, 3.178%, (US0001M + 3.000%), 04/01/27	3,815,000	0.6
3,974,062	Zayo Group Holdings, Inc. USD Term Loan, 3.178%, (US0001M + 3.000%), 03/09/27	3,779,706	0.6
940,000	Ziggo Financing Partnership USD Term Loan I, 2.685%, (US0001M + 2.500%), 04/30/28	890,650	0.2
		47,718,958	8.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Utilities: 1.7%
1,488,251		Calpine Corporation Term Loan B5, 2.430%, (US0001M + 2.250%), 01/15/24	$ 1,439,573	0.2
2,075,688		LMBE-MC Holdco II LLC Term Loan B, 4.310%, (US0003M + 4.000%), 12/03/25	2,023,796	0.3
409,920	(2),(4)	Longview Power LLC 2020 Exit Term Loan, 10.344%, (US0003M + 10.000%), 05/26/25	405,821	0.1
3,192,252	(1),(2)	Longview Power LLC Term Loan B, 6.302%, (US0003M + 6.000%), 04/13/21	482,828	0.1
2,237,780		Nautilus Power, LLC Term Loan B, 5.250%, (US0001M + 4.250%), 05/16/24	2,153,863	0.4
2,108,725		Sabre Industries, Inc. 2019 Term Loan B, 4.494%, (US0006M + 3.500%), 04/15/26	2,058,642	0.3
1,720,373		Southeast PowerGen, LLC Term Loan B, 4.500%, (US0001M + 3.500%), 12/02/21	1,595,646	0.3
			10,160,169	1.7

	Total Loans
	(Cost $630,052,900)		573,474,433	95.8

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.0%
69,381	(5)	Cumulus Media, Inc. Class-A	274,055	0.0
2,254	(5)	Harvey Gulf International Marine LLC	13,524	0.0
10,072	(5)	Harvey Gulf International Marine LLC - Warrants	60,432	0.0
88,701	(4),(5)	Save-A-Lot, Inc. / Moran Foods	–	0.0
42,856	(5)	The Oneida Group (formerly EveryWare Global, Inc.)	2,143	0.0
	Total Equities and Other Assets
	(Cost $1,810,610)		350,154	0.0

	Total Long-Term Investments
	(Cost $631,863,510)		573,824,587	95.8

SHORT-TERM INVESTMENTS: 3.6%
		Mutual Funds: 3.6%
	(6)	State Street Institutional Liquid Reserves Fund - Premier Class, 0.350%
21,498,187		(Cost $21,497,955)	$ 21,506,786	3.6

	Total Short-Term Investments
	(Cost $21,497,955)		21,506,786	3.6

Total Investments (Cost $653,361,465)	$ 595,331,373	99.4
Assets in Excess of Other Liabilities	3,419,018	0.6
Net Assets	$ 598,750,391	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Senior Loan is on non-accrual status at June 30, 2020.
(2)	Issuer filed for bankruptcy and/or is in default.
(3)	All or a portion of this holding is subject to unfunded loan commitments.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Non-income producing security.
(6)	Rate shown is the 7-day yield as of June 30, 2020.

Reference Rate Abbreviations:
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0001W	1-week LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Loans	$–	$572,024,333	$1,450,100	$573,474,433
Equities and Other Assets	274,055	76,099	–	350,154
Short-Term Investments	21,506,786	–	–	21,506,786
Total Investments, at fair value	$21,780,841	$572,100,432	$1,450,100	$595,331,373

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $653,864,906.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$853,844
Gross Unrealized Depreciation	(59,387,377)
Net Unrealized Depreciation	$(58,533,533)